Fair Value Hierarchy - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Disclosure of Financial Instruments [Line Items]
Financial liabilities		$ 286,988	$ 412,497
Contingent Consideration Liability
Disclosure of Financial Instruments [Line Items]
Financial liabilities	$ 665
Level 3
Disclosure of Financial Instruments [Line Items]
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	0	$ 0
Level 3 | Contingent Consideration Liability
Disclosure of Financial Instruments [Line Items]
Financial liabilities	665
Level 2 and 3
Disclosure of Financial Instruments [Line Items]
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	$ 0